UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

AAG-QTLY-0406

1.797931.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 3.0%
Kerzner International Ltd. (a)	5,500	$370,095
Penn National Gaming, Inc. (a)	13,867	480,908
Royal Caribbean Cruises Ltd.	9,900	436,194
		1,287,197
Household Durables - 2.7%
Harman International Industries, Inc.	2,700	297,945
KB Home	12,800	857,984
		1,155,929
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	6,200	139,314
Media - 2.0%
Focus Media Holding Ltd. ADR	7,900	412,775
Getty Images, Inc. (a)	5,580	452,147
		864,922
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	12,600	848,232
Tiffany & Co., Inc.	12,300	456,699
Urban Outfitters, Inc. (a)	30,500	857,050
		2,161,981
TOTAL CONSUMER DISCRETIONARY		5,609,343
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	3,551	226,838
ENERGY - 6.6%
Energy Equipment & Services - 0.4%
Halliburton Co.	2,500	170,000
Oil, Gas & Consumable Fuels - 6.2%
Arch Coal, Inc.	5,800	424,038
Chesapeake Energy Corp.	14,500	430,505
EOG Resources, Inc.	6,700	451,580
Peabody Energy Corp.	12,800	617,856
Range Resources Corp.	15,850	379,291
Ultra Petroleum Corp. (a)	6,800	353,872
		2,657,142
TOTAL ENERGY		2,827,142
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.1%
Capital Markets - 3.1%
Daiwa Securities Group, Inc.	42,000	$500,858
Indiabulls Financial Services Ltd.	10,682	45,153
Indiabulls Financial Services Ltd. GDR (c)	11,268	47,506
Nikko Cordial Corp.	32,000	507,536
TD Ameritrade Holding Corp.	11,124	242,058
		1,343,111
Diversified Financial Services - 2.0%
IntercontinentalExchange, Inc.	15,700	859,575
TOTAL FINANCIALS		2,202,686
HEALTH CARE - 29.2%
Biotechnology - 5.4%
Alnylam Pharmaceuticals, Inc. (a)	18,300	294,264
Celgene Corp. (a)	17,780	675,640
Martek Biosciences (a)	16,500	562,320
PDL BioPharma, Inc. (a)	14,270	446,794
Telik, Inc. (a)	6,600	145,992
Theravance, Inc. (a)	7,000	196,420
		2,321,430
Health Care Equipment & Supplies - 15.0%
Advanced Medical Optics, Inc. (a)	9,900	440,352
American Medical Systems Holdings, Inc. (a)	40,500	877,635
Cyberonics, Inc. (a)	24,800	673,816
INAMED Corp. (a)	9,956	880,409
Intermagnetics General Corp. (a)	7,650	225,063
Intuitive Surgical, Inc. (a)	2,197	198,169
Mentor Corp.	10,900	469,136
NeuroMetrix, Inc. (a)	6,406	230,104
NuVasive, Inc. (a)	22,800	421,572
Somanetics Corp. (a)	5,796	146,755
St. Jude Medical, Inc. (a)	28,000	1,276,799
Ventana Medical Systems, Inc. (a)	16,620	602,807
		6,442,617
Health Care Providers & Services - 3.7%
Covance, Inc. (a)	6,500	366,925
Humana, Inc. (a)	15,350	793,135
Sierra Health Services, Inc. (a)	9,900	412,731
		1,572,791
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.1%
Allergan, Inc.	8,150	$882,319
Medicis Pharmaceutical Corp. Class A	29,600	841,824
Sepracor, Inc. (a)	8,550	490,001
		2,214,144
TOTAL HEALTH CARE		12,550,982
INDUSTRIALS - 9.4%
Air Freight & Logistics - 2.1%
Expeditors International of Washington, Inc.	5,700	443,403
UTI Worldwide, Inc.	4,281	447,921
		891,324
Commercial Services & Supplies - 1.1%
Monster Worldwide, Inc. (a)	9,178	449,355
Construction & Engineering - 1.1%
Quanta Services, Inc. (a)	35,700	488,733
Electrical Equipment - 4.1%
AMETEK, Inc.	10,400	445,536
Energy Conversion Devices, Inc. (a)	8,400	393,540
Rockwell Automation, Inc.	6,700	456,739
Suntech Power Holdings Co. Ltd. sponsored ADR	12,300	461,988
		1,757,803
Machinery - 1.0%
Deere & Co.	5,800	442,366
TOTAL INDUSTRIALS		4,029,581
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 5.5%
ADC Telecommunications, Inc. (a)	24,800	627,936
Comverse Technology, Inc. (a)	30,073	864,899
Ixia (a)	35,596	429,288
Juniper Networks, Inc. (a)	24,100	443,199
		2,365,322
Computers & Peripherals - 1.0%
Sun Microsystems, Inc. (a)	102,100	425,757
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	1,100	$398,882
VeriSign, Inc. (a)	17,700	418,782
		817,664
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	10,400	402,168
Altera Corp. (a)	22,187	444,627
ARM Holdings PLC sponsored ADR	92,000	662,400
ASML Holding NV (NY Shares) (a)	38,900	804,452
Microchip Technology, Inc.	12,270	431,904
NVIDIA Corp. (a)	4,800	226,224
PMC-Sierra, Inc. (a)	35,730	364,803
Xilinx, Inc.	16,000	436,480
		3,773,058
Software - 5.9%
Activision, Inc. (a)	33,710	421,375
Adobe Systems, Inc.	1,100	42,482
BEA Systems, Inc. (a)	33,000	378,510
Citrix Systems, Inc. (a)	11,270	364,697
Cognos, Inc. (a)	11,800	453,555
Hyperion Solutions Corp. (a)	12,698	426,018
NAVTEQ Corp. (a)	9,700	449,207
Wind River Systems, Inc. (a)	800	12,376
		2,548,220
TOTAL INFORMATION TECHNOLOGY		9,930,021
MATERIALS - 8.4%
Chemicals - 7.3%
Agrium, Inc.	42,400	1,056,128
Monsanto Co.	11,500	964,620
Potash Corp. of Saskatchewan	11,500	1,103,186
		3,123,934
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	9,700	489,947
TOTAL MATERIALS		3,613,881
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	20,100	639,783
Common Stocks - continued
	Shares	Value
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Ormat Technologies, Inc.	12,130	$466,156
TOTAL COMMON STOCKS (Cost $39,891,531)		42,096,413
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 4.57% (b) (Cost $720,074)	720,074	720,074
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.54%, dated 2/28/06 due 3/1/06) (Cost $30,000)	$30,004	30,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $40,641,605)		42,846,487
NET OTHER ASSETS - 0.3%		125,158
NET ASSETS - 100%		$42,971,645
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $47,506 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$8,116
Fidelity Securities Lending Cash Central Fund	1,105
Total	$9,221
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $40,700,406. Net unrealized appreciation aggregated $2,146,081, of which $3,845,571 related to appreciated investment securities and $1,699,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006